Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance	$ 1,822	$ 2,822
Other intangibles, accumulated amortization	$ 72,876	$ 61,742
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued	21,610,000	21,235,000
Common stock, shares outstanding	21,498,000	21,170,000
Treasury stock, shares	112,000	65,000